Administrative expenses (Tables)	6 Months Ended
Jun. 30, 2024
Administrative expenses.
Schedule of administrative expenses

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Staff costs	35,550	38,725	65,618	76,555
Professional fees	14,544	15,742	27,094	29,403
Facilities, short-term rental and upkeep	8,110	10,033	16,540	21,188
Key management compensation	5,828	4,033	9,839	8,240
Share‑based payment expense (note 24)	4,885	3,628	8,066	6,917
Travel costs	3,115	3,534	5,998	6,678
Impairment of withholding tax receivables(a)	2,756	13,349	10,972	24,604
Depreciation (note 13)	2,622	3,058	5,417	5,718
Amortization (note 14)	1,091	1,408	2,128	2,796
Operating taxes	220	36	669	116
Business combination costs	148	27	380	1,486
Impairment of other fixed assets	31	—	31	—
Impairment of goodwill (note 14)	—	—	87,894	—
Net (gain)/loss on disposal of property, plant and equipment	(1,919)	168	(2,292)	(566)
Other	6,782	6,980	12,105	14,868
	83,763	100,721	250,459	198,003
(a)	Withholding tax receivables were impaired following the Group’s assessment of the recoverability of withholding tax assets based on a five-year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.